Share-based Payment (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Share Based Payment

The following table specifies the number of RSUs and PSUs granted and outstanding:

	Restricted Stock Units	Performance Stock Units	Total
	(Number)
Outstanding at January 1, 2021	—	—	—
Granted during the period (1)	148,148	—	148,148
Outstanding at December 31, 2021	148,148	—	148,148
Transferred during the period	(41,685)	—	(41,685)
Forfeited during the period	(23,971)	—	(23,971)
Outstanding at December 31, 2022	82,492	—	82,492
Granted during the period (1)	609,860	112,268	722,128
Settled during the period	(18,132)	—	(18,132)
Transferred during the period	(20,098)	—	(20,098)
Forfeited during the period	(77,497)	(7,245)	(84,742)
Outstanding at December 31, 2023	576,625	105,023	681,648
Specified by vesting date
2024	217,615	35,007	252,622
2025	179,482	35,008	214,490
2026	179,528	35,008	214,536
Outstanding at December 31, 2023	576,625	105,023	681,648
(1)
The fair value of one RSU at the date of grant was €123.46 and €105.96 for the year ended December 31, 2021 and December 31, 2023, respectively. PSUs were granted for the first time in 2023. The fair value of one PSU at the date of grant was €105.96.

Summary of Weighted Average Exercise Prices and Movements in Warrants

The following table specifies the number and weighted average exercise prices of, and movements, in warrants:

	Warrants (number)	Weighted Average Exercise Price (EUR)
Outstanding at January 1, 2021	6,148,004	69.97
Granted during the year	1,445,981	122.03
Exercised during the year (1)	(312,296)	38.43
Forfeited during the year	(196,616)	119.58
Outstanding at December 31, 2021	7,085,073	80.30
Vested at the reporting date	4,022,011	52.63
Granted during the year	357,092	100.40
Exercised during the year (1)	(214,613)	21.83
Forfeited during the year	(363,541)	123.62
Outstanding at December 31, 2022	6,864,011	81.30
Vested at the reporting date	4,972,026	66.34
Granted during the year	395,275	91.07
Exercised during the year (1)	(555,144)	17.76
Forfeited during the year	(180,358)	115.79
Outstanding at December 31, 2023	6,523,784	86.38
Vested at the reporting date	5,273,056	80.02
(1)
The weighted average share price (listed in $) at the date of exercise was €98.10, €113.60 and €124.62 for the years ended December 31, 2023, 2022 and 2021, respectively.
At
Schedule of Weighted Average Exercise Price and Weighted Remaining Contractual Life for Outstanding Warrants

The following table specifies the weighted average exercise prices and weighted average remaining contractual life for outstanding warrants at December 31, 2023 per grant year.

	Outstanding Warrants (Number)	Weighted Average Exercise Price (EUR)	Weighted Average Remaining Life (months)
Granted before January 1, 2021	4,717,462	75.54	60
Granted in 2021	1,135,647	121.77	94
Granted in 2022	296,480	100.28	102
Granted in 2023	374,195	90.73	113
Outstanding at December 31, 2023	6,523,784	86.38	71

Summary of Fair Values for Warrant Grants

The following table summarizes the input to the Black-Scholes Option Pricing model and the calculated fair values for warrant grants in 2023, 2022 and 2021:

	2023	2022	2021
Expected volatility	49-51%	48-49%	48 – 49%
Risk-free interest rate	2.40 - 2.97%	(0.08) - 2.54%	(0.54)–(0.27)%
Expected life of warrants (years)	6.0	6.0	6.0
Weighted average exercise price	€91.07	€100.40	€122.03
Fair value of warrants granted in the year	€37.34 - 52.03	€36.55 - 60.85	€45.91 – 64.28